Intangible Assets (Details) (USD $)							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2012 Licensing agreements [Member] Minimum [Member]	Dec. 31, 2011 Licensing agreements [Member] Minimum [Member]	Jun. 30, 2012 Licensing agreements [Member] Maximum [Member]	Dec. 31, 2011 Licensing agreements [Member] Maximum [Member]
Intangible assets
Licensing agreements, Amortization Period							10 years	10 years	20 years	20 years
Licensing agreements	$ 1,505,750		$ 1,495,300		$ 1,441,150
Finite-Lived Intangible Assets, Accumulated Amortization	(573,902)		(516,797)		(395,684)
Intangibles assets, net	$ 931,848	[1]	$ 978,503	[1]	$ 1,045,466	[2]

[1]	Note 10
[2]	Note 8